Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4/30/2013	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						5/15/2013
2	Collection Period					4/1/2013	4/30/2013	30
3	Monthly Interest Period-Actual					4/15/2013	5/14/2013	30
4	Monthly Interest - Scheduled					4/15/2013	5/14/2013	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	0.00	—	—	—	—	—
6	Class A-2 Notes	200,000,000.00	146,915,078.22	—	—	16,990,170.10	129,924,908.12	0.6496245
7	Class A-3 Notes	203,670,000.00	203,670,000.00	—	—	—	203,670,000.00	1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00	—	—	—	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	410,585,078.22	0.00	0.00	16,990,170.10	393,594,908.12
10	Class B Notes	30,450,000.00	30,450,000.00	—	—	—	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	441,035,078.22	$0.00	$0.00	$16,990,170.10	424,044,908.12

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall

16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	86,924.75	0.4346238	16,990,170.10	84.9508505	0.00
18	Class A-3 Notes	0.93000%	157,844.25	0.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		297,769.00	0.4628702	16,990,170.10	26.4105487	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		335,577.75	0.4980672	16,990,170.10	25.2169468	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	486,005,836.88				470,714,683.79

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	523,016,315.32
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	389,589,446.01

			Units	Securitization Value
27	Securitization Value — Beginning of Period		31,490	540,006,485.42
28	Depreciation/Payments			(7,145,377.44)
29	Gross Credit Losses		(37)	(647,761.01)
30	Scheduled & Early Terminations		(220)	(2,339,344.58)
31	Payoff Units & Lease Reversals		(469)	(6,857,687.07)
32	Repurchased Leases		—	—

33	Securitization Value - End of Period		30,764	523,016,315.32

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4/30/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				450,005.40

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(13,316.20)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.5% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	30,378	99.41%	517,654,841.91
41	31 - 60 Days Delinquent	146	0.48%	2,457,755.20
42	61 - 90 Days Delinquent	23	0.08%	376,350.63
43	91+ Days Delinquent	10	0.03%	66,434.88

44	Total	30,557	100.00%	520,555,382.62

45	Current Period Net Residual Losses/(Gains)				(520,197.19)

46	Current Period Net Credit Losses/(Gains)				78,393.44

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 4/30/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	20,881,926.33

48	Investment Earnings on Collection Account	816.82

49	Total Collected Amounts, prior to Servicer Advances	20,882,743.15

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	20,882,743.15

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	450,005.40
53	Interest on the Exchange Note - to the Trust Collection Account	603,457.25
54	Principal on the Exchange Note - to the Trust Collection Account	15,291,153.09
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,534,495.03
56	Remaining Funds Payable to Trust Collection Account	1,003,632.38

57	Total Distributions	20,882,743.15

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	20,432,737.75

59	Investment Earnings on Reserve Account	158.91

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	20,432,896.66

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	22,500.27
63	Class A Noteholders’s Interest Distributable Amount	297,769.00
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	37,808.75
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	16,990,170.10
69	Remaining Funds Payable to Certificateholder	3,084,648.54

70	Total Distributions	20,432,896.66